THE ADVISORS’ INNER CIRCLE FUND III

Barrow Hanley Emerging Markets Value Fund

Barrow Hanley International Value Fund

Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund

Barrow Hanley Credit Opportunities Fund

Barrow Hanley Floating Rate Fund

Barrow Hanley Total Return Bond Fund

Barrow Hanley US Value Opportunities Fund

(the “Funds”)

Supplement dated June 7, 2022 to:

•	the Prospectus for the Barrow Hanley Emerging Markets Value Fund and Barrow Hanley International Value Fund dated December 29, 2021 (the “December 29, 2021 Prospectus”);
•	the Prospectus for the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, Barrow Hanley Credit Opportunities Fund, Barrow Hanley Floating Rate Fund, Barrow Hanley Total Return Bond Fund and Barrow Hanley US Value Opportunities Fund (the “April 12, 2022 Prospectus” and, together with the December 29, 2021 Prospectus, the “Prospectuses”);
•	the Summary Prospectuses for the Barrow Hanley Emerging Markets Value Fund and Barrow Hanley International Value Fund, each dated December 29, 2021 (the “December 29, 2021 Summary Prospectuses”); and
•	the Summary Prospectuses for the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, Barrow Hanley Floating Rate Fund, Barrow Hanley Total Return Bond Fund and Barrow Hanley US Value Opportunities Fund, each dated April 12, 2022 (the “April 12, 2022 Summary Prospectuses” and, together with the December 29, 2021 Summary Prospectuses, the “Summary Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and Summary Prospectuses, and should be read in conjunction with the Prospectuses and Summary Prospectuses.

The minimum initial investment amount for I Shares of the Funds has been reduced from $500,000 to $100,000. Accordingly, effective immediately, the Prospectuses and Summary Prospectuses are hereby amended and supplemented as followed:

1.	In the “Purchase and Sale of Fund Shares” sections of the Summary Prospectuses, the second sentence is hereby deleted and replaced with the following:

To purchase I Shares of the Fund for the first time, you must invest at least $100,000.

2.	In the “Summary Information about the Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” sections of the Prospectuses, under the heading “Purchase and Sale of Fund Shares,” the second sentence is hereby deleted and replaced with the following:

To purchase I Shares of a Fund for the first time, you must invest at least $100,000.

3.	In the “Purchasing, Selling and Exchanging Fund Shares” sections of the Prospectuses, the row relating to I Shares in the table under the “How to Choose a Share Class” heading is hereby deleted and replaced with the following:

Class Name	Investment Minimums	Fees and Sales Charges
I Shares	Initial: $100,000 Subsequent: $50	Sales Charge – None 12b-1 Fee – None Shareholder Servicing Fee - None

4.	In the “Purchasing, Selling and Exchanging Fund Shares” sections of the Prospectuses, under the heading “Minimum Purchases,” the first sentence is hereby deleted and replaced with the following:

To purchase I Shares of a Fund for the first time, you must invest at least $100,000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PBH-SK-001-0100